Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Thornburg Low Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Low Duration Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 15 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on December 30, 2013, information about the Fund’s portfolio turnover rate is not currently available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 15 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management Inc. (“Thornburg”) actively manages the Fund’s holdings in pursuing the Fund’s investment goal. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions.

The Fund invests 100% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of Standard & Poor’s Corporation (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund may purchase debt obligations such as corporate debt, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. There is no limitation on the duration or maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection, and diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the U.S. government, and the securities of U.S. government agencies, instrumentalities and enterprises that may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes, or restrictions on currency exchange, difficult in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 10.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented because the Fund commenced investment operations on December 30, 2013.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund commenced investment operations on December 30, 2013.
Thornburg Low Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	588
Thornburg Low Duration Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	$ 367

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.